Financial instruments and risk management	12 Months Ended
Dec. 31, 2022
Financial instruments and risk management
Financial instruments and risk management

28            Financial instruments and risk management

28.1            Financial instrument categories

The Group maintains operations with derivative and non-derivative financial instruments. The control policy consists of monitoring the terms contracted against current terms and conditions in the market. The Company does not make investments of speculative nature in derivatives or any other risk assets.

The estimated fair value of the Group's financial instruments considered the following methods and assumptions:

•	Cash and cash equivalents and financial investment: recognized at cost plus income earned up to the closing date of the financial statements, which approximate their fair value.
•	Trade receivables: arise directly from the Group's operations, classified at amortized cost, are recorded at their original values, adjusted based on the exchange rate changes, when applicable, and subject to a provision for losses. Their carrying amount is a reasonable approximation of fair value.
•	Loans and borrowings: classified as financial liabilities measured at amortized cost and are recorded at their contractual values. The contractual flow of loans and borrowings is adjusted to the future value of the liabilities considering the interest until maturity.
•

Derivative financial instruments: The Group used derivative financial instruments to manage the interest rate risk exposure. This risk arises from the possibility of the Group incurring losses because of interest rate fluctuations that increase finance costs related to loans. Since April 2021, the Group has decided not to engage in new derivative agreements to manage the foreign exchange risk exposure. Existing contracts were maintained: NDFs — non-deliverable forwards are used for operations with derivative instruments, for the discounted cash flow model for fair value calculation, with future dollar and interest assumptions obtained at B3 — Brasil, Bolsa, Balcão. Black and Scholes fair value statistical model is used for transactions with currency option (dollar), with future dollar and interest assumption obtained at B3. The financial instruments were valued by calculating the present value through the use of market curves that impact the specific instrument on the calculation dates. For this, future curves of US$ Libor3M, exchange coupon, and currency quotation are used. For interest rate swaps, the present value of the asset position and the liability position are both estimated by discounting cash flows at the interest rate of the currency in which the swap is denominated. The difference between the present value of the asset and the liability position of the swap generates its fair value. For exchange forward swaps, the present value of the asset position and the liability position are both estimated by discounting cash flows at the rate of currency in which the swap is denominated. The difference between the present value of the asset and the liability position of the swap generates its fair value.

•	Non-derivatives financial instruments: Based on the Group's risk management and considering the existing natural hedge on exchange rate variations, the Group designated hedge relationships between “highly probable future transactions” (hedged item) and non-derivative financial instruments (hedging instruments), and their exchange effects were recognized at the same time in the OCI. The exchange rate variations in proportions of cash flows from non-derivative financial instruments were designated as hedging instruments. At the inception of designated hedging relationships, the Group documented the risk management objective and strategy for undertaking the hedge. The Group also documented the economic relationship between the hedged item and the hedging instrument, including identification of: (i) the hedging instrument; (ii) the hedged item; (iii) the nature of the risk being hedged; and (iv) the assessment whether the hedging relationship meets the hedge effectiveness requirements.

The following table shows the carrying amounts and fair values of financial assets and financial liabilities, segregated by category:

	December 31, 2022
	Amortized cost	Assets/liabilities measuredat FVTPL	Assets / liabilities measured at FVOCI	Total
Financial assets
Cash and cash equivalents	185,727	-	-	185,727
Financial investments	96,299	-	-	96,299
Trade receivables	501,671	-	-	501,671
Contract assets	217,250	-	-	217,250
Derivatives	-	11,194	-	11,194
Non-derivatives financial instruments - future exports revenue	-	-	19,637	19,637
Other assets	41,923	-	-	41,923
	1,042,870	11,194	19,637	1,073,701

Financial liabilities
Suppliers and other payables	33,376	-	-	33,376
Loans and borrowings	974,231	-	-	974,231
Lease liabilities	62,808	-	-	62,808
Accounts payable for business combination	66,561	138,388	-	204,949
Derivatives	-	4,109	-	4,109
Non-derivatives financial instruments – future exports revenue	-	-	35,169	35,169
Contract liabilities	32,136	-	-	32,136
Other liabilities	51,031	-	-	51,031
	1,220,143	142,497	35,169	1,397,809
	December 31, 2021
	Amortized cost	Assets/liabilities measured at FVTPL	Total
Financial assets
Cash and cash equivalents	135,727	-	135,727
Financial investments	798,786	-	798,786
Trade receivables	340,519	-	340,519
Contract assets	134,388	-	134,388
Derivatives	-	896	896
Other assets	32,949	-	32,949
	1,442,369	896	1,443,265

Financial liabilities
Suppliers and other payables	33,566	-	33,566
Loans and borrowings	788,709	-	788,709
Lease liabilities	81,888	-	81,888
Accounts payable for business combination	85,726	-	85,726
Derivatives	-	535	535
Contract liabilities	13,722	-	13,722
Other liabilities	15,329	-	15,329
	1,018,940	535	1,019,475

28.2            Financial risk management

The Group’s operations are subject to the following risk factors:

a.            Market risks

The Group is exposed to market risks resulting from the normal course of its activities, such as inflation, interest rates and exchange rate changes.

Thus, the Group's operating results may be affected by changes in national economic policy, especially regarding short and long-term interest rates, inflation targets and exchange rate policy. Exposures to market risk are measured by sensitivity analysis.

Management interest rate benchmark reform and associated risks

A fundamental reform of major interest rate benchmarks is being undertaken globally, including the replacement of some interbank offered rates (lBORs) with alternative nearly risk-free rates (referred to as ‘lBOR reform’). In 2021, the Group undertook amendments to most financial instruments with contractual terms indexed to lBORs such that they incorporated new benchmark rates. As at December 31 2022, the Group’s remaining lBOR exposure is indexed to US dollar LIBOR. The alternative reference rate for all US dollar LIBOR is the Secured Overnight Financing Rate (SOFR). The Group finished the process of implementing appropriate fallback clauses for all US dollar LIBOR indexed exposures in 2021. These clauses automatically switch the instruments from USD LIBOR to SOFR as and when USD LIBOR ceases. As announced by the Financial Conduct Authority (FCA) in early 2022, the panel bank submissions for US dollar LIBOR will cease in mid-2023.

The risk Management monitors and manages the Group´s transition to alternative rates. The Management evaluates the extent to which contracts reference lBOR cash flows, whether such contracts will need to be amended as a result of lBOR reform and how to manage communication about lBOR reform with counterparties. The Management reports to the Company´s board of directors regularly and collaborates with other business functions as needed. It provides periodic reports to management of interest rate risk and risks arising from lBOR reform.

a.1            Foreign currency –Exchange rate changes

The Group is exposed to foreign exchange risk to the extent that there is a mismatch between the currencies in which sales, purchases, receivables, and borrowings are denominated and the respective functional currencies of the Company and its subsidiaries.

Therefore, foreign exchange risk is inherent to the Group’s business model. The Group’s revenue is mainly denominated in foreign currency and, consequently, is exposed to exchange rate changes. The Group’s expenses, on the other hand, are mainly denominated in the Group’s functional currency (Brazilian Reais) and, consequently, are not exposed to exchange rate changes. The Group is exposed to exchange rate risk on its financial investments, suppliers and other payables, trade receivables, loans and borrowings, accounts payable for business combination, lease liabilities and derivatives. See below the total exposure to foreign currency:

	December, 2022			December, 2021
	US$	£	Other currencies	US$	Other currencies
Financial investments	96,299	-	-	798,786	-
Suppliers and other payables	(4,229)	(2,264)	(2,078)	(8,763)	(722)
Trade receivables	304,617	51,152	12,306	233,724	7,273
Loans and borrowings	(223,512)	-	-	(266,561)	-
Lease liabilities	(29,147)	(1,009)	(2,493)	(32,159)	(962)
Accounts payable for business combination	(76,859)	(83,768)	-	-	-
Derivatives	(4,109)	-	-	361	-
Net exposure	63,060	(35,889)	7,735	725,388	5,589

Cash flow hedge for the Group's future investments:

In January 2022, the Group decided to apply hedge accounting for certain financial instruments (non-derivatives), with the purpose of hedging exchange rates in transactions related to highly probable risk operations.

On January 3, 2022, the Company designated hedge relationships “highly probable future acquisitions” and non-derivative US dollar financial investment for a total amount of R$ 572,940 (US$ 104,615). On January 27, 2022, as mentioned in note 9.2, the Company acquired the Somo Group. In connection with this acquisition, an amount of R$ 347,704 (US$ 64,615) was used to pay for the acquisition. On September 1, 2022, as mentioned in note 9.4, the Company acquired Transpire. In connection with this acquisition, an amount of R$ 55,545 (US$ 10,725) was used to pay for the acquisition. On November 1, 2022, as mentioned in note 9.5, the Company acquired NTERSOL. In connection with this acquisition, an amount of R$ 80,181 (US$ 15,000) was used to pay for the acquisition. The Group monitored on a monthly basis the relationships between the hedged item and hedging instruments, and the remaining balance of R$ 75,044 (US$ 14,275) of financial investments no longer meets the criteria for hedge accounting, then the hedge accounting was discontinued in October 2022, therefore, the cumulative gain or loss that was recognised in other comprehensive income, in the amount of R$ 5,337, was reclassified from equity to profit or loss.

The individual hedge relationships were established on a one-to-one basis, that is, each month’s “highly probable future acquisitions” and the proportions of cash flows from financial investments made abroad, used in each hedge relationship, have the same face value in US dollars. The Company considered as “highly probable future acquisitions” only part of its total planned acquisitions.

The exposure of the Group's future investments in acquisitions in hard currency to the risk of variations in the R$/US$ exchange rate (liability position) was offset by an inverse exposure equivalent to its US dollars financial investments (asset position) to the same type of risk.

Cash flow hedge for the Group's future Revenues:

Considering the natural hedge and the risk management strategy, the Group designates hedging relationships to account for the effects of the existing hedge between a foreign exchange gain or loss from proportions of its long-term debt obligations (denominated in U.S. dollars) and foreign exchange gain or loss of its highly probable U.S. dollar denominated future export revenues, so that gains or losses associated with the hedged transaction (the highly probable future exports) and the hedging instrument (debt obligations) are recognized in the statement of profit or loss in the same periods.

The schedule of cash flow hedge involving the Company´s future exports as of December 31, 2022 is set below:

					Present value of hedging instrument notional value at December 31, 2022
Hedging Instrument	Hedged Transaction	Nature of the Risk	Maturity Date	US$	R$
Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange gains and losses of highly probable future monthly exports revenues	Foreign Currency - Real vs U.S. Dollar Spot Rate	2023 to 2026
Citibank (i)			2026	30,000	156,531
Citibank(ii)			2023	3,000	15,653
Bradesco (ii)			2023	3,000	15,653
Citibank(ii)			2023	2,000	10,435
Itaú (ii)			2023	10,000	52,177
Total amounts designated as of December 31, 2022				48,000	250,449

(i)	Export credit note - NCE: Refers to financing to export software development services.
(ii)	Advance on Foreign Exchange Contract (ACC).

Changes in the fair value of US$ foreign exchange debt obligation (non-derivative financial instruments) designated as effective cash flow hedges have their effective component recorded in Equity, Other Comprehensive Income (“OCI”) and the ineffective component recorded in Statement of Profit or Loss, in finance income (expense). The amounts accumulated in Equity are recognized in the Statement of Profit or Loss in the years in which the hedged item affects the result, the effects of which are appropriated to the result, in order to minimize the variations in the hedged item.

The individual hedge relationships are established on a one-to-one basis, that is, the “highly probable exports” of each month and the proportions of cash flows from foreign exchange debt obligation made abroad, used in each relationship and individual hedge, have the same face value in US dollars.

The exposure of the Group's future exports in hard currency to the risk of variations in the R$/US$ exchange rate (liability position) is offset by an inverse exposure equivalent to its US dollars debt (asset position) to the same type of risk.

Hedge Accounting Effects

The movement of exchange variation accumulated in other comprehensive income as of December 31, 2022, resulting from completed investments in acquisitions during the year are set out below:

Exchange variation
Balance as of December 31, 2021
Recognized in Other comprehensive income	(30,600)
Reclassified to the statements of financial position - occurred investments in acquisitions	25,263
Reclassified to the statements of profit or loss - ineffective portion	5,337
Balance as of December 31, 2022	-

The movement of exchange variation accumulated in other comprehensive income as of December 31, 2022, resulting from completed and expected exports are set out below:

Exchange variation
Balance as of December 31, 2021
Recognized in Other comprehensive income	(23,855)
Reclassified to the statements of profit or loss - occurred exports	8,323
Balance as of December 31, 2022	(15,532)

As of December 31, 2022, the annual expectation of realization of the exchange rate variation balance accumulated in equity is R$ 8,951.

For all other hedged forecast transactions, the amount accumulated in the hedging reserve and the cost of hedging reserve is reclassified to profit or loss in the same period or periods during which the hedged expected future cash flows affect profit or loss.

a.2            Interest rate risk

Derives from the possibility of the Group incurring gains or losses resulting from changes in interest rates applicable to its financial assets and liabilities. The Group may also enter into derivative contracts in order to mitigate this risk.

a.3            Sensitivity analysis of non-derivative financial instruments

Exchange rate fluctuation and changes in interest rates may positively or adversely affect the financial statements, due to an increase or decrease in the balances of trade receivables and investments in foreign currency and the variation in the balances of financial investments and loans and borrowings.

The Group mitigates its risks relating to non-derivative financial assets and liabilities substantially through the contracting of derivative financial instruments. Accordingly, the Group identified the main risk factors that may generate losses for its operations with derivative financial instruments and this sensitivity analysis is based on three scenarios that may impact the Group’s future results and cash flows, as described below:

(i)	Probable scenario: The Group’s projections, based on internal and external data, considered the highest projection expected by the Company for the next 12 months: (i) the interest rate index in order to analyze the sensitivity of the index in short-term investments and loans and borrowings was 13.95% for CDI and 4.65% for Libor (only applicable for some loans and borrowings); (ii) the exchange rate of R$ 5.40 for US$ and R$ 6.39 for £, related to the closing rate projected by the Company, for the purposes of analyzing the foreign exchange exposure. Based on these factors, variations in the adverse and remote scenarios were calculated.
(ii)	Adverse scenario: considered a variation of 25% in the main risk factor of each transaction.
(iii)	Remote scenario: considered a variation of 50% in the main risk factor of each transaction.

For each scenario, the gross finance income or finance costs were calculated, excluding taxes and the maturity flow of each agreement. The base date considered was December 31, 2022, projecting the indexes for one year and verifying their sensitivity in each scenario.

Sensitivity analysis for interest rate risk

	Risk	Exposure in R$	Period rates	Probable scenario (I)	Adverse Scenario (II)	Remote Scenario (III)
Short-term financial investments	Interest rate increase - CDI	58,464	13.65%	13.95%	17.44%	20.93%
				175	2,216	4,256

Loans and borrowings	Interest rate increase - CDI	(298,443)	13.65%	13.95%	17.44%	20.93%
				(895)	(11,311)	(21,727)

Accounts payable for business combination	Interest rate increase – CDI	(43,348)	13.65%	13.95%	17.44%	20.93%
				(130)	(1,643)	(3,156)

Loans and borrowings	Interest rate increase - Libor	(129,701)	3.81%	4.65%	5.81%	6.98%
				(1,089)	(2,594)	(4,112)

Loans and borrowing	Interest rate increase - SOFR	(341,170)	4.31%	4.88%	6.10%	7.32%
				(1,945)	(6,107)	(10,269)

Derivatives (interest rate swap)	Interest rate increase - Libor	129,701	3.81%	4.65%	5.81%	6.98%
				1,089	2,594	4,112

Net effect				(2,795)	(16,845)	(30,896)

Sensitivity analysis for exchange rate risk

	Risk	Exposure in US$	Probable scenario (i)	Adverse Scenario (ii)	Remote Scenario (iii)
Net exchange variation on transactions
Exchange variation in the year	Foreign currency appreciation - US$	5.2177	5.4039	6.7549	8.1059
Financial investments		18,456	3,437	28,371	53,305
Suppliers and other payables		(811)	(151)	(1,246)	(2,341)
Trade receivables		58,381	10,871	89,744	168,617
Loans and borrowings		(42,837)	(7,976)	(65,849)	(123,723)
Derivatives		20,003	3,724	30,748	57,772
Lease liabilities		(5,586)	(1,040)	(8,587)	(16,134)
Accounts payable for business combination		(14,582)	(1,941)	(21,641)	(41,341)
			6,924	51,540	96,155

	Risk	Exposure in $	Probable scenario (i)	Adverse Scenario (ii)	Remote Scenario (iii)
Net exchange variation on transactions
Exchange variation in the year	Foreign currency appreciation - £	6.2785	6.3960	7.9950	9.5940
Suppliers and other payables		(361)	(42)	(619)	(1,196)
Trade receivables		8,147	957	13,985	27,012
Lease liabilities		(161)	(19)	(276)	(533)
Accounts payable for business combination		(13,342)	(1,568)	(22,902)	(44,236)
			(672)	(9,812)	(18,953)

b.            Credit risk

Credit risk refers to the risk that a counterparty will not comply with its contractual obligations, causing the Group to incur financial losses. Credit risk is the risk of a counterparty in a business transaction not complying with an obligation provided by a financial instrument or an agreement with a client, which would cause financial loss. To mitigate these risks, the Group analyzes the financial and equity condition of its counterparties, as well as the definition of credit limits and permanent monitoring of outstanding positions.

The Group applies the simplified standard approach to commercial financial assets, where the provision for losses is analyzed over the remaining life of the asset.

In addition, the Group is exposed to credit risk with respect to financial guarantees granted to banks.

The Group held cash and cash equivalents of R$ 185,727 on December 31, 2022 (R$ 135,727 as of December 31, 2021) and financial investments of R$ 96,299 on December 31, 2022 (R$ 798,786 as of December 31, 2021). The cash and cash equivalents and financial investments are held with bank and financial institution counterparties, which are rated BB- to A+, based on Standard & Poor’s ratings.

The carrying amount of financial assets represents the maximum credit exposure. The maximum credit risk exposure on the date of the financial statements is:

	December 31, 2022	December 31, 2021
Hedge financial instruments (current and non-current)	11,194	896
Cash and cash equivalents	185,727	135,727
Financial investments	96,299	798,786
Trade receivables	501,671	340,519
Contract assets	217,250	134,388
Other receivables (current and non-current)	41,923	32,949
	1,054,064	1,443,265

On 31 December 2022, the exposure to credit risk for trade receivables, contract assets and other receivables by geographic region was as follows:

	December 31, 2022	December 31, 2021
NAE (North America and Europe)	499,626	297,430
North America	426,166	287,992
Europe	73,460	9,438
LATAM (Latin America)	246,270	202,528
APJ (Asia, Pacific and Japan)	14,948	7,917
Total	760,844	507,875

c.            Liquidity risk

The Group monitors liquidity risk by managing its cash resources and financial investments.

Liquidity risk is also managed by the Group through its cash flow projection, which aims to ensure the availability of funds to meet the Group’s both operational and financial obligations.

The Group also maintains approved credit lines with financial institutions in order to adequate levels of liquidity in the short, medium and long terms.

The maturities of the long-term installments of the loans are described in note 16.

The following are the remaining contractual maturities of financial liabilities on the reporting date. The amounts are gross and undiscounted, including contractual interest payments and excluding the impact of netting agreements:

	2022
	Carrying amount	Cash contractual cash flow	6 months or less	6- 12 months	1-2 years	2-5 Years
Non-derivative financial liabilities
Trade payables	33,376	33,376	33,376	-	-	-
Loans and borrowings	974,231	1,176,743	146,564	107,207	273,298	649,674
Lease liabilities	62,808	70,837	13,903	11,480	17,981	27,473
Accounts payable for business combination	204,949	229,547	64,888	7,484	95,858	61,317
Contract liabilities	32,136	32,136	32,136	-	-	-
Other payables (current and non-current)	51,031	51,031	51,031	-	-	-
Derivatives	4,109	4,109	4,109	-	-	-
Non-derivatives financial instruments	35,169	35,169	35,169	-	-	-
	1,397,809	1,632,948	381,176	126,171	387,137	738,464

	2021
	Carrying amount	Cash contractual cash flow	6 months or less	6- 12 months	1-2 years	2-5 Years
Non-derivative financial liabilities
Trade payables	33,566	33,566	33,566	-	-	-
Loans and borrowings	788,709	974,942	136,161	88,045	171,022	579,714
Lease liabilities	81,888	87,662	12,435	12,251	22,284	40,692
Accounts payable for business combination	85,726	85,726	1,064	47,860	12,179	24,623
Contract liabilities	13,722	13,722	13,722	-	-	-
Other payables (current and non-current)	15,329	15,329	15,329	-	-	-
Derivatives	535	535	535	-	-	-
	1,019,475	1,211,482	212,812	148,156	205,485	645,029

Bank credit lines

	December 31, 2022	December 30, 2021
Used	-	11,161
Not used	54,786	47,434
	54,786	58,595

The Group has credit lines for working capital with the banks HSBC and Citibank, in the amount of US$10,500 or R$54,786, at the exchange rate of 5.2177, the commercial selling rate for U.S. dollars as of December 31, 2022, as reported by the Brazilian Central Bank (note 16).

28.3            Derivative financial instruments

The Group holds derivative financial instruments to hedge its foreign currency and interest rate risk exposures. As of December 31, 2022, the Group no longer entered into purchase and sale agreement for derivative financial instruments (NDFs).

Fair value estimated for derivative financial instruments contracted by the Group was determined according to information available in the market, mainly through financial institutions and specific methodologies of assessment. However, considerable judgment is necessary to understand market data in order to produce the fair value estimate for each operation. Consequently, the estimates do not necessarily indicate the amounts that will be effectively realized at settlement.

For comparison purpose, as of December 31, 2021, the Group had the following agreements for financial derivatives (NDFs):

	2021
Maturity	Nominal value (US$)	Contracted rate	Amount in R$	Market rate	Fair value
February 25, 2022	(560)	5.6220	(3,148)	5.3459	(17)
Total					(17)

The Group also used options in order to protect exports against the risk of exchange variation. The Group may enter into zero-cost collar strategies, which consists of the purchase of a put option and the sale of a call option, contracted with the same counterparty and with a net zero premium.

The composition of the balances involving options to buy and sell currencies is as follows:

	2021
Maturity	Nominal value (US$)	Contracted rate	Amount in R$	Market rate	Fair value
01/21/2021 - 01/17/2022	875	Put option	4,900	5.8257	(349)
02/25/2021 - 02/25/2022	490	Put option	2,909	5.6490	(170)
					(519)

01/21/2021 - 01/17/2022	875	Call option	(4,900)	5.5563	298
02/25/2021 - 02/25/2022	490	Call option	(2,909)	5.4690	196
					494
					(25)

During 2021, the Group entered into an interest rate swap transaction with the purpose of hedging the exposure to variable interest rate related to the Export Credit Note – NCE with Citibank.

In May 2022, the Group entered a swap operation exchanging the CDI based rate to a US$ prefixed rate, related to a portion of an Export Credit Note - NCE with Bradesco.

The interest rate profile of the Group’s interest-bearing financial instruments, as reported to the Group’s Management, is as follows:

	2022
Maturity	Notional (US$)	Amount in R$	Floating rate receivable	Fixed rate payable	Fair value
07/16/2026	30,000	152,100	3-months LIBOR	3.07%	11,194
07/07/2026	-	100,000	CDI	Foreign Exchange + 4.90%	(4,109)
					7,085

	2021
Maturity	Notional (US$)	Amount in R$	Floating rate receivable	Fixed rate payable	Fair value
07/16/2026	30,000	152,100	3-month LIBOR	3.07%	403
					403

28.4            Classification of financial instruments by type of measurement of fair value

The Group has financial instruments measured at fair value, which are qualified as defined below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the group may have access to on the measurement date;

Level 2 - Observable information for the asset or liability, directly or indirectly, except for quoted prices included in Level 1; and

Level 3 - Unobservable data for the asset or liability.

	Carrying amount		Fair value
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
Level 2
Derivatives:
Non-Deliverable Forward - NDF	-	(17)	-	(17)
Interest rate swap	7,085	403	7,085	403
Call and put option term	-	(25)	-	(25)
Total	7,085	361	7,085	361

Non-derivatives
Lease liabilities	(62,808)	(81,888)	(62,808)	(81,888)
Loans and borrowings	(974,231)	(788,709)	(974,231)	(788,709)
Accounts payable for business combination	(204,949)	(85,726)	(204,949)	(85,726)
Total	(1,241,988)	(956,323)	(1,241,988)	(956,323)
Total	(1,234,903)	(955,962)	(1,234,903)	(955,962)

Cash and cash equivalents, financial investments, trade receivables, and suppliers and other payables were not included in the table above. The Group understands that these financial instruments have no classification, as the carrying amount of these items is a reasonable approximation of fair value.